Financial Risk Management - Summary of Contractual Maturities of Non-derivative Financial Liabilities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 4,856,323,000	$ 4,007,580,000	$ 3,752,113,000
Use rights – IFRS 16	1,079,733,000
Debt – Assets held for sale	490,458,000
Short-term Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	118,137,000	119,866,000
Contractual cash flow	123,734,000	121,194,000
Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	3,008,412,000	3,300,422,000
Contractual cash flow	3,640,008,000	3,992,304,000
Liquidity Risk [member] | Right-of-use assets [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	1,321,871,000
Use rights – IFRS 16	1,198,530,000
Liquidity Risk [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	531,244,000	587,292,000
Contractual cash flow	698,436,000	649,020,000
Liquidity Risk [member] | Total Debt [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	5,346,781,000	4,007,580,000
Contractual cash flow	6,274,507,000	4,762,518,000
Liquidity Risk [member] | Accounts Payable [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	542,546,000	671,399,000
Contractual cash flow	542,546,000	671,399,000
Liquidity Risk [member] | Accrued Expense [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	87,610,000	108,712,000
Contractual cash flow	87,610,000	108,712,000
Liquidity Risk [member] | Contractual Maturities [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	5,976,937,000	4,787,691,000
Contractual cash flow	6,904,663,000	5,542,629,000
Year one [member] | Liquidity Risk [member] | Right-of-use assets [member]
Disclosure of detailed information about borrowings [line items]
Use rights – IFRS 16	264,510,000
Year one [member] | Liquidity Risk [member] | Short-term Borrowings [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	123,734,000	121,194,000
Year one [member] | Liquidity Risk [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	554,021,000	627,272,000
Year one [member] | Liquidity Risk [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	105,022,000	75,988,000
Year one [member] | Liquidity Risk [member] | Total Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	1,537,745,000	824,454,000
Year one [member] | Liquidity Risk [member] | Accounts Payable [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	530,615,000	664,272,000
Year one [member] | Liquidity Risk [member] | Accrued Expense [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	87,610,000	108,712,000
Year one [member] | Liquidity Risk [member] | Contractual Maturities [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	2,155,970,000	1,597,438,000
Year two [member] | Liquidity Risk [member] | Right-of-use assets [member]
Disclosure of detailed information about borrowings [line items]
Use rights – IFRS 16	246,759,000
Year two [member] | Liquidity Risk [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	540,615,000	595,696,000
Year two [member] | Liquidity Risk [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	43,598,000	573,032,000
Year two [member] | Liquidity Risk [member] | Total Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	830,972,000	1,168,728,000
Year two [member] | Liquidity Risk [member] | Accounts Payable [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	11,931,000	7,127
Year two [member] | Liquidity Risk [member] | Contractual Maturities [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	842,903,000	1,175,855,000
Year three [member] | Liquidity Risk [member] | Right-of-use assets [member]
Disclosure of detailed information about borrowings [line items]
Use rights – IFRS 16	234,094,000
Year three [member] | Liquidity Risk [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	853,756,000	645,103,000
Year three [member] | Liquidity Risk [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	43,598,000
Year three [member] | Liquidity Risk [member] | Total Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	1,131,448,000	645,103,000
Year three [member] | Liquidity Risk [member] | Contractual Maturities [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	1,131,448,000	645,103,000
Year four [member] | Liquidity Risk [member] | Right-of-use assets [member]
Disclosure of detailed information about borrowings [line items]
Use rights – IFRS 16	206,367,000
Year four [member] | Liquidity Risk [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	612,874,000	690,558,000
Year four [member] | Liquidity Risk [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	506,218,000
Year four [member] | Liquidity Risk [member] | Total Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	1,325,459,000	690,558,000
Year four [member] | Liquidity Risk [member] | Contractual Maturities [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	1,325,459,000	690,558,000
Year Five and Thereafter [member] | Liquidity Risk [member] | Right-of-use assets [member]
Disclosure of detailed information about borrowings [line items]
Use rights – IFRS 16	370,141,000
Year Five and Thereafter [member] | Liquidity Risk [member] | Long-term Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	1,078,742,000	1,433,675,000
Year Five and Thereafter [member] | Liquidity Risk [member] | Total Debt [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	1,448,883,000	1,433,675,000
Year Five and Thereafter [member] | Liquidity Risk [member] | Contractual Maturities [member]
Disclosure of detailed information about borrowings [line items]
Contractual cash flow	$ 1,448,883,000	$ 1,433,675,000